SCHEDULE OF OTHER INCOME, NET (Details) (Parenthetical)				12 Months Ended
	Jun. 12, 2025 USD ($)	Jun. 12, 2025 CNY (¥)	Jan. 01, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jan. 01, 2022 USD ($)	Jan. 01, 2022 CNY (¥)	Feb. 10, 2021 USD ($)	Feb. 10, 2021 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total lease payment						$ 70,475
Annual rent	$ 58,737	¥ 400,050	¥ 480,000
Tax deduction				$ 45,703	$ 70,084
Technological development reward					$ 49,183
Government subsidies				$ 195,533
Jiangyin Shuaina Home Furniture Technology Co Ltd [Member] | Six Years [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total lease payment								$ 550,588	¥ 3,750,000
Jiangyin Shuaina Home Furniture Technology Co Ltd [Member] | Yearly [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total lease payment								88,094	600,000
Jiangyin Shuaina Home Furniture Technology Co Ltd [Member] | Three Years [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total lease payment								$ 95,435	¥ 650,000
Leiluo Intelligent Technology Jiangsu Co Ltd [Member] | Yearly [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total lease payment						88,094	¥ 600,000
Leiluo Intelligent Technology Jiangsu Co Ltd [Member] | Three Years [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total lease payment						$ 264,282	¥ 1,800,000